Share Incentive Plan - Summary of Share Option Plan Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Ordinary Shares
Outstanding balance	44,959,938
Granted	22,175,244
Cancelled or forfeited	(3,556,620)
Outstanding balance	63,578,562
Exercisable	32,701,811
Vested and expected to vest	60,345,324
Weighted-Average Exercise Price
Outstanding	$ 0.69
Granted	0.15
Cancelled or forfeited	0.64
Outstanding	0.50
Exercisable	0.71
Vested and expected to vest	$ 0.51
Average Remaining Contractual Life (in years)
Outstanding	7 years 4 months 24 days
Exercisable	6 years 3 months 18 days
Vested and expected to vest	7 years 4 months 24 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, outstanding		$ 11,650